Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GE INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Investment and Service Class | Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Fund Investment Class GSVIX Service Class GSQSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3 billion. As of December 31, 2012, the market capitalization of companies in the Russell 2000 Index ranged from $27 million to $4.66 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

  high quality management focused on generating shareholder value attractive products or services

  appropriate capital structure

  strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

*   The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

		The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 20.58% (quarter ended June 30, 2009) Lowest -27.40% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Investment and Service Class | Small-Cap Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expenses Reimbursed/Fees Waived by Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	503
10 Years	rr_ExpenseExampleYear10	1,119
2003	rr_AnnualReturn2003	24.37%
2004	rr_AnnualReturn2004	15.65%
2005	rr_AnnualReturn2005	9.48%
2006	rr_AnnualReturn2006	13.58%
2007	rr_AnnualReturn2007	2.38%
2008	rr_AnnualReturn2008	(36.64%)
2009	rr_AnnualReturn2009	30.57%
2010	rr_AnnualReturn2010	27.69%
2011	rr_AnnualReturn2011	3.27%
2012	rr_AnnualReturn2012	14.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1998
Investment and Service Class | Small-Cap Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expenses Reimbursed/Fees Waived by Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	635
10 Years	rr_ExpenseExampleYear10	1,404
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
Investment and Service Class | Return After Taxes on Distributions | Small-Cap Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1998
Investment and Service Class | Return After Taxes on Distributions and Sale of Fund Shares | Small-Cap Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.08%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1998
Investment and Service Class | Russell 2000 Index (does not reflect fees, expenses or taxes) | Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.36%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1998

[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the "Trust") to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust's Board of Trustees and GE Asset Management.